Offsets	Oct. 01, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Kymera Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-259955
Initial Filing Date	Oct. 01, 2021
Fee Offset Claimed	$ 18,540.92
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,009,936.3
Offset Note
(1)
On October 1, 2021, the registrant filed a registration statement on Form
S-3
(File
No. 333-254236)
(the “Prior Registration Statement”), including a prospectus in connection with its 2021
“at-the-market”
offering program (the “2021 ATM Prospectus”). The registrant paid a filing fee in the amount of $23,175.00 to register shares of its common stock with a maximum aggregate offering price of $250,000,000, which fee was calculated pursuant to Rule 457(o) under the Securities Act. As of the termination of the offering made pursuant to the 2021 ATM Prospectus, which occurred on October 1, 2024 when the Prior Registration Statement expired, $200,009,936.30 of shares of the registrant’s common stock remained unsold. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $18,540.92 relating to the unsold securities are being carried forward.

Termination / Withdrawal Statement	As of the termination of the offering made pursuant to the 2021 ATM Prospectus, which occurred on October 1, 2024 when the Prior Registration Statement expired, $200,009,936.30 of shares of the registrant’s common stock remained unsold. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $18,540.92 relating to the unsold securities are being carried forward.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Kymera Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-259955
Filing Date	Oct. 01, 2021
Fee Paid with Fee Offset Source	$ 18,540.92
Termination / Withdrawal Statement	As of the termination of the offering made pursuant to the 2021 ATM Prospectus, which occurred on October 1, 2024 when the Prior Registration Statement expired, $200,009,936.30 of shares of the registrant’s common stock remained unsold. Pursuant to Rule 457(p) under the Securities Act, filing fees in the amount of $18,540.92 relating to the unsold securities are being carried forward.